Deposits and Subordinated Debt - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 421,377
Deposits eligible for early redemption without penalty	29,621	$ 29,966
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	62,624	51,746
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	471,171	384,080
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 56,134	$ 46,830